Risk management - Disclosure of Detailed Information about Accounts Receivable (Detail) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of accounts receivables [line items]
Accounts receivables	$ 88.0	$ 70.0
Current [member]
Disclosure of accounts receivables [line items]
Accounts receivables	82.8	63.0
Later than one month and not later than three months [member]
Disclosure of accounts receivables [line items]
Accounts receivables	3.3	5.7
Later than three months [member]
Disclosure of accounts receivables [line items]
Accounts receivables	$ 1.9	$ 1.3